Segment Information - Summary of Operating Segments (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [abstract]
Interest and similar income and expenses	R$ 66,365	R$ 66,369	R$ 72,725
Dividend income	301	288	98
Net gains (loss) on investment securities and derivatives	3,175	7,311	(11,862)
Results from foreign exchange operation	(250)	R$ 5,513	(6,353)
Depreciation expense	1,564		1,688
Amortisation expense	1,470		910
Insurance acquisition expenses	R$ 310
Insurance acquisition expenses			R$ 1,138